Cover Page	Sep. 13, 2021
Document Information [Line Items]
Entity Registrant Name	Ameren Corporation
Entity Central Index Key	0001002910
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Incorporation State Country Code	MO
Entity File Number	1-14756
Entity Tax Identification Number	43-1723446
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	(314)
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Ameren Illinois Company [Member]
Document Information [Line Items]
Entity Registrant Name	Ameren Illinois Company
Entity Central Index Key	0000018654
Entity Incorporation State Country Code	IL
Entity File Number	1-3672
Entity Tax Identification Number	37-0211380
Entity Address, Address Line One	10 Executive Drive
Entity Address, City or Town	Collinsville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62234
City Area Code	(618)
Local Phone Number	343-8150
Entity Emerging Growth Company	false